Debt - Schedule of the Company's Debt (Parenthetical) (Detail) - 8.25% Senior Notes Due October 15, 2024		3 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Interest rate, stated percentage	8.25%	8.25%	8.25%
Maturity date	Oct. 15, 2024	Oct. 15, 2024	Oct. 15, 2024